OTHER EXPENSE - Impairment reversal (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 22	$ 3	$ 23	$ 5
Non-current assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 22	$ 3	$ 23	$ 5